Reserves (Details)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 AUD ($)
Disclosure of reserves within equity [line items]
Reserve of share-based payments	$ 1,158,975		$ 1,753,954		$ 2,320,480
Reserve of warrants payments
Options for fully paid ordinary shares [Member]
Disclosure of reserves within equity [line items]
Reserve of share-based payments	$ 1,158,975		$ 1,753,954		$ 2,320,480		$ 2,320,480
Warrants for fully paid ordinary shares [Member]
Disclosure of reserves within equity [line items]
Reserve of warrants payments